Document and Entity Information	Dec. 15, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2022
Entity File Number	001-39823
Entity Registrant Name	Healthcare Services Acquisition Corporation
Entity Central Index Key	0001824846
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2754095
Entity Address, Address Line One	7809 Woodmont Avenue, Suite 200
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	301
Local Phone Number	605-1309
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	HCARU
Security Exchange Name	NASDAQ
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	HCAR
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole Warrant exercisable for one share of Class A Common Stock, each at an exercise price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole Warrant exercisable for one share of Class A Common Stock, each at an exercise price of $11.50 per share
Trading Symbol	HCARW
Security Exchange Name	NASDAQ